ACCOUNTS PAYABLE, ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Shcedule of Accounts Payable, Accrued Expenses and Other Current Liabilities) (Details) - USD ($) $ in Thousands	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accounts payable		$ 5,959	$ 4,422
Payroll and benefits		23,316	19,060
Interest		13,152	21,218
Due to owners on chartered in vessels		4,085	3,776
Accrued drydock and repair costs		6,267	1,983
Bunkers and lubricants		1,019	1,626
Charter revenues received in advance		10,743	15,693
Insurance		1,650	920
Accrued vessel expenses		10,965	4,233
Bankruptcy claims accruals		5,000	13,506
Accrued general and administrative expenses		6,564	6,895
Other		2,512	2,734
Accounts Payable and Other Accrued Liabilities, Current	$ 87,292	91,233	96,066
Parent Company [Member]
Accounts Payable and Other Accrued Liabilities, Current		$ 12,905	$ 29,403